SEGMENT AND GEOGRAPHIC AREA INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENT AND GEOGRAPHIC AREA INFORMATION
SEGMENT AND GEOGRAPHIC AREA INFORMATION

NOTE 13 – SEGMENT AND GEOGRAPHIC AREA INFORMATION

The Group’s major source of income was real estate agent commissions before December 31, 2022. The Group’s major income source was the hospitality business after December 31, 2022. Geographically, revenue was primarily generated in the UK market after December 31, 2022.

The Company’s chief operating decision maker (“CODM”), identified as the Chief Executive Officer, reviews consolidated financial information for purposes of evaluating financial performance and allocating resources. The CODM does not regularly review discrete financial information by geographic region or by business line. Accordingly, management has determined that the Company operates as one operating and reportable segment.

The following tables present a summary of the Group’s revenues by source and by geographic region for the years ended December 31, 2025, 2024, and 2023.

	For the Year Ended December 31, 2025
	UK	PRC	Cayman	Elimination	Consolidated
Revenue
Hospitality	$529,638	$—	$—	$(439,974)	$89,664
Real estate agent	—	—	—	—	—
Total revenue	529,638	—	—	(439,974)	89,664
Payroll and payroll taxes	(104,205)	—	(128,599)	—	(232,804)
Professional fees	(5,080)	(30,175)	(722,209)	1	(757,463)
Other G&A expenses	(696,900)	(4,504)	(8,305)	439,974	(269,735)
Loss from operations	(276,547)	(34,679)	(859,113)	1	(1,170,338)
Other income (expenses)	(92,866)	174,792	1,047,091	—	1,129,017
Income tax	—	—	—	—	—
Net income (loss)	$(369,413)	$140,113	$187,978	$1	$(41,321)

	For the Year Ended December 31, 2024
	UK	PRC	Cayman	Elimination	Consolidated
Revenue
Hospitality	$474,627	$—		$(426,252)	$48,375
Real estate agent	—	—	—	—	—
Total revenue	474,627	—	—	(426,252)	48,375
Payroll and payroll taxes	(69,916)	(86,105)	(1,636,059)	—	(1,792,080)
Professional fees	(17,133)	(392,663)	(44,050)		(453,846)
Other G&A expenses	(669,806)	(167,956)	(180,855)	426,253	(592,364)
Loss from operations	(282,228)	(646,724)	(1,860,964)	1	(2,789,915)
Other income (expenses)	80,603	13,382	(493,274)	(1)	(399,290)
Income tax	—	—	—	—	—
Net income (loss)	$(201,625)	$(633,342)	$(2,354,238)	$—	$(3,189,205)

	For the Year Ended December 31, 2023
	UK	PRC	Cayman	Elimination	Consolidated
Revenue
Hospitality	$517,761	$—	$—	$(414,852)	$102,909
Real estate agent	—	41,954	—	—	41,954
Total revenue	517,761	41,954	—	(414,852)	144,863
Payroll and payroll taxes	(85,286)	(486,954)		—	(572,240)
Professional fees	(80,343)	(439,237)	(6,045)	—	(525,625)
Other G&A expenses	(744,796)	86,251	(127,462)	414,852	(371,155)
Loss from operations	(392,664)	(797,986)	(133,507)	—	(1,324,157)
Other income (expenses)	33,757	140,789	—		174,546
Income tax	—	(10,835)	—	—	(10,835)
Net income (loss)	$(358,907)	$(668,032)	$(133,507)	$—	$(1,160,446)

The following table summarizes long-lived assets, net by geographic region as of December 31, 2025, 2024 and 2023:

	For the Year Ended December 31,
	2025	2024	2023
UK	$3,768,594	$3,249,686	$3,305,142
PRC	—	—	2,229
Cayman	—	—	—
Long-lived assets, net	$3,768,594	$3,249,686	$3,307,371